SUPPLEMENT DATED JUNE 6, 2013
TO THE SUMMARY PROSPECTUS DATED APRIL 29, 2013

SUPPLEMENT DATED JUNE 6, 2013
TO THE PROSPECTUS DATED APRIL 29, 2013

JNL® SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).

Effective June 3, 2013, in the summary prospectus for the JNL/American Funds Blue Chip Income and Growth Fund, in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses,” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management/Administrative Fee	1.26%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	1.53%
Less Fee Waiver2	(0.48)%
Total Annual Net Expenses	1.05%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B1
Management/Administrative Fee	1.26%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	1.28%
Less Fee Waiver2	(0.48)%
Total Annual Net Expenses	0.80%

1 The fee table and the example reflect the expenses of both the Fund and the Master Fund.
2 Jackson National Asset Management, LLC has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Effective June 3, 2013, in the summary prospectus for the JNL/American Funds Blue Chip Income and Growth Fund, in the section entitled “Expense Example,” please delete each table following the paragraph in its entirety and replace it with the following:

Class A
1 year	3 years	5 years	10 years
$107	$436	$789	$1,783

Class B
1 year	3 years	5 years	10 years
$82	$358	$656	$1,503

Effective June 3, 2013, in the summary prospectus for the JNL/American Funds International Fund, in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses,” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management/Administrative Fee	1.50%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	1.79%
Less Fee Waiver2	(0.60)%
Total Annual Net Expenses	1.19%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B1
Management/Administrative Fee	1.50%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	1.54%
Less Fee Waiver2	(0.60)%
Total Annual Net Expenses	0.94%

1 The fee table and the example reflect the expenses of both the Fund and the Master Fund.
2 Jackson National Asset Management, LLC has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Effective June 3, 2013, in the summary prospectus for the JNL/American Funds International Fund, in the section entitled “Expense Example,” please delete each table following the paragraph in its entirety and replace it with the following:

Class A
1 year	3 years	5 years	10 years
$121	$505	$914	$2,056

Class B
1 year	3 years	5 years	10 years
$96	$428	$783	$1,783

Effective June 3, 2013, in the summary prospectus for the JNL/American Funds Balanced Allocation Fund, in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses,” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses1	0.00%
Acquired Fund Fees and Expenses2	0.48%
Total Annual Fund Operating Expenses	1.18%
Less Fee Waiver3	(0.00)%
Total Annual Net Expenses	1.18%

1 Other expenses are based on estimated amounts for the current fiscal year.
2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.
3 Jackson National Asset Management, LLC has contractually agreed to waive 0.05% of the management fees of the Fund. The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Adviser notifies the Board of Trustees of a change in or elimination of the waiver within 30 days prior to the end of the then current term. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Effective June 3, 2013, in the summary prospectus for the JNL/American Funds Growth Allocation Fund, in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses,” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses1	0.00%
Acquired Fund Fees and Expenses2	0.50%
Total Annual Fund Operating Expenses	1.20%
Less Fee Waiver3	(0.00)%
Total Annual Net Expenses	1.20%

1 Other expenses are based on estimated amounts for the current fiscal year.
2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.
3 Jackson National Asset Management, LLC has contractually agreed to waive 0.05% of the management fees of the Fund. The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Adviser notifies the Board of Trustees of a change in or elimination of the waiver within 30 days prior to the end of the then current term. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Effective June 3, 2013, in the summary prospectus for the JNL/Franklin Templeton Global Multisector Bond Fund, in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses,” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.90%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses1	0.03%
Total Annual Fund Operating Expenses	1.13%
Less Fee Waiver2	(0.00)%
Total Annual Net Expenses	1.13%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.90%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses1	0.03%
Total Annual Fund Operating Expenses	0.93%
Less Fee Waiver2	(0.00)%
Total Annual Net Expenses	0.93%

1 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.
2 Jackson National Asset Management, LLC has contractually agreed to waive 0.025% of the management fees of the Fund for net assets up to $1 billion. The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Adviser notifies the Board of Trustees of a change in or elimination of the waiver within 30 days prior to the end of the then current term. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Effective June 3, 2013, in the summary prospectus for the JNL/Goldman Sachs Emerging Markets Debt Fund, in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses,” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.86%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses1	0.01%
Total Annual Fund Operating Expenses	1.08%
Less Fee Waiver2	(0.00)%
Total Annual Net Expenses	1.08%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.86%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Acquired Fund Fees and Expenses1	0.01%
Total Annual Fund Operating Expenses	0.88%
Less Fee Waiver2	(0.00)%
Total Annual Net Expenses	0.88%

1 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.
2 Jackson National Asset Management, LLC has contractually agreed to waive 0.025% of the management fees of the Fund for net assets exceeding $400 million and up to $1 billion. The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Adviser notifies the Board of Trustees of a change in or elimination of the waiver within 30 days prior to the end of the then current term. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Effective June 3, 2013, in the summary prospectus for the JNL/Goldman Sachs Mid Cap Value Fund, in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses,” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.81%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses1	0.01%
Total Annual Fund Operating Expenses	1.02%
Less Fee Waiver2	(0.00)%
Total Annual Net Expenses	1.02%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.81%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses1	0.01%
Total Annual Fund Operating Expenses	0.82%
Less Fee Waiver2	(0.00)%
Total Annual Net Expenses	0.82%

1 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.
2 Jackson National Asset Management, LLC has contractually agreed to waive 0.025% of the management fees of the Fund for net assets exceeding $500 million. The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Adviser notifies the Board of Trustees of a change in or elimination of the waiver within 30 days prior to the end of the then current term. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Effective June 3, 2013, in the summary prospectus for the JNL/Invesco Small Cap Growth Fund, in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses,” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.95%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses1	0.01%
Total Annual Fund Operating Expenses	1.16%
Less Fee Waiver2	(0.00)%
Total Annual Net Expenses	1.16%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.95%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses1	0.01%
Total Annual Fund Operating Expenses	0.96%
Less Fee Waiver2	(0.00)%
Total Annual Net Expenses	0.96%

1 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.
2 Jackson National Asset Management, LLC has contractually agreed to waive 0.05% of the management fees of the Fund for net assets up to $250 million. The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Adviser notifies the Board of Trustees of a change in or elimination of the waiver within 30 days prior to the end of the then current term. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Effective June 3, 2013, in the summary prospectus for the JNL/Mellon Capital S&P 500 Index Fund, in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses,” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.35%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.03%
Acquired Fund Fees and Expenses1	0.01%
Total Annual Fund Operating Expenses	0.59%
Less Fee Waiver2	(0.00)%
Total Annual Net Expenses	0.59%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.35%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.03%
Acquired Fund Fees and Expenses1	0.01%
Total Annual Fund Operating Expenses	0.39%
Less Fee Waiver2	(0.00)%
Total Annual Net Expenses	0.39%

1 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.
2 Jackson National Asset Management, LLC has contractually agreed to waive 0.01% of the management fees of the Fund. The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Adviser notifies the Board of Trustees of a change in or elimination of the waiver within 30 days prior to the end of the then current term. This fee waiver is subject to yearly review and approval by the Board of Trustees.

In the summary prospectus for the JNL/WMC Money Market Fund, in the section entitled “Expenses,” please delete the paragraph following the table entitled “Annual Fund Operating Expenses,” in its entirety and replace it with the following:

Jackson National Asset Management, LLC has contractually agreed to waive fees and reimburse expenses of the Fund to the extent necessary to limit the total operating expenses of each class of shares of the Fund, exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period.  The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Adviser notifies the Board of Trustees of a change in or elimination of the waiver within 30 days prior to the end of the then current term. This fee waiver is subject to yearly review and approval by the Board of Trustees.